Vanguard Total Treasury ETF Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Total Treasury ETF	Sep. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track the investment results of an index composed of the broad U.S. Treasury bond market.